Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net (loss) income	$ (206)	$ 775	$ 167
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	270	262	259
Asset impairments and losses on divestitures	326	0	24
Pension settlement gain	(23)	0	0
Equity in net income of non-consolidated affiliates, net of dividends remitted	10	(26)	(122)
Non-cash stock-based compensation	8	15	25
Loss on debt extinguishment	23	2	6
Gain on asset sales and business divestitures	0	(470)	(19)
Other non-cash items	9	4	20
Changes in assets and liabilities:
Accounts receivable	(121)	(21)	(38)
Inventories	(27)	(49)	(26)
Accounts payable	22	103	(26)
Accrued income taxes	14	(54)	10
Other assets and other liabilities	(21)	(229)	(41)
Net cash provided from operating activities	284	312	239
Investing Activities
Capital expenditures	(340)	(269)	(229)
Proceeds from asset sales and business divestitures	66	977	191
Acquisition of businesses, net of cash acquired	(311)	(10)	0
Cash payments associated with Interiors divestiture	(147)	0	0
Other	(8)	0	(2)
Net cash (used by) provided from investing activities	(740)	698	(40)
Financing Activities
Short-term debt, net	39	(20)	5
Proceeds from issuance of debt, net of issuance costs	619	204	831
Principal payments on debt	(18)	(6)	(824)
Repurchase of common stock	(500)	(250)	(50)
Repurchase of long-term notes	(419)	(52)	(52)
Dividends paid to non-controlling interests	(97)	(22)	(27)
Other	17	5	2
Net cash used by financing activities	(359)	(141)	(115)
Effect of exchange rate changes on cash	(35)	(17)	18
Net (decrease) increase in cash and equivalents	(850)	852	102
Cash and equivalents at beginning of the year	1,677	825	723
Cash and equivalents at end of the year	827	1,677	825
Supplemental Disclosures:
Cash paid for interest	39	43	48
Cash paid for income taxes, net of refunds	130	291	$ 133
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 351	$ 359